Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the statement of cash flows and the relevant accounting items of the statement of financial position:

	12/31/2019	12/31/2018	12/31/2017
Cash and deposits in banks	100,680,063	115,012,597	80,770,127
Debt securities at fair value			46,368
Other debt securities	46,411,189	85,644,351	45,447,458
Loans and other financing	299,475	290,803	213,207

	147,390,727	200,947,751	126,477,160

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

	12/31/2019	12/31/2018	12/31/2017
Interest paid	(72,140,064)	(36,077,758)	(26,615,742)
Interest collected	143,200,165	114,296,124	84,130,995

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2019 (lease liabilities changes are disclosed in note 13):

	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	4,611,839	9,810,217	23,518,130
Cash flow items
Proceeds	4,295	14,614
Payments	(2,356,979)	(3,009,728)	(1,619,379)
Non-cash flow items
Movement in accrued interest	190,840	2,385,073	1,682,205
Derecognition or substantial modification of financial liabilities		(409,089)
Difference in quoted prices of foreign currency	1,447,190		11,106,999
Monetary effects	(1,651,381)	(3,266,048)	(10,376,292)

Ending balance	2,245,804	5,525,039	24,311,663